Accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Functional and presentation currency

5.1.          Functional and presentation currency

The consolidated financial statements are presented in Brazilian reais. However, the functional currency of Cosan Limited is the U.S. dollar. The Brazilian real is the currency of the primary economic environment in which Cosan S.A., Cosan Logística and their respective subsidiaries and jointly-controlled entities, located in Brazil, operate, generate and consume money. The functional currency for the subsidiaries located outside Brazil is the U.S. dollar, British pound or the Euro.

Transactions in foreign currencies are translated to the respective functional currencies of each subsidiary using the exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency using the exchange rate at the reporting date.

The assets and liabilities derived from foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to Brazilian reais using the exchange rates at the reporting date. Income and expenses of foreign operations are translated to Brazilian Reais using the exchange rates at the dates of the transactions.

Foreign currency translation is recognized and presented in other comprehensive income in equity. However, if the foreign operation is a non-wholly owned subsidiary, then the relevant proportion of the translation difference is allocated to non-controlling interests. When a foreign operation is disposed of such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal.

These consolidated financial statements have been translated to the Brazilian real using the following criteria:

a)	assets and liabilities have been translated using the exchange rate at the statement of financial position date;
b)	statement of profit or loss, comprehensive income and statement of cash flows have been translated using the monthly average exchange rate; and
c)	shareholders’ equity has been translated using the historical exchange rate.

Translation effects have been recognized in shareholders’ equity in “Foreign currency translation effects.”

The following tables set forth the exchange rate, expressed in reais per U.S. dollar, British pound and Euro for the periods indicated, as reported by the Brazilian Central Bank:

Currency	December 31, 2020	December 31, 2019	December 31, 2018
U.S. dollar (U.S.$)	5.197	4.031	3.875
British pound (£)	7.101	5.325	4.962
Euro (€)	6.378	4.531	4.439

All amounts have been rounded to the nearest thousand, unless otherwise indicated.

Use of judgments and estimates

5.2.          Use of judgments and estimates

In preparing these consolidated financial statements, Management has made judgments and estimates that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Those estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable and relevant under the circumstances.

Estimates and underlying assumptions are reviewed on an ongoing basis and recognized prospectively. Information about critical judgments, assumptions and estimation uncertainties in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

  Note 7.3 − Trade receivables
  Note 7.10 − Recognized fair value measurements
  Note 11 − Investment in joint ventures
  Notes 10.1 and 10.2 − Property, plant and equipment, and intangible assets and goodwill
  Note 13 − Commitments
  Note 15 − Sector financial asset and liability
  Note 17 − Income tax
  Note 18 − Provision for legal proceedings
  Note 25 − Post-employment benefits
  Note 26 − Share-based payment